111 West Monroe Street Chicago, IL 60603-4080 T 312.845.3000 F 312.701.2361 www.chapman.com

March 10, 2017

Anu Dubey

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: Smart Trust 304 (the “Fund”)

(File No. 333-215493) (CIK# 1693481)

Ms. Dubey:

Transmitted herewith on behalf of Hennion & Walsh, Inc. (the “Sponsor”), sponsor, depositor and principal underwriter of the Fund, is Amendment No. 1 to the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 (the “Securities Act”) of units representing the ownership of interests in the Fund. The Fund consists of a unit investment trust (the “Trust”). The Registration Statement on Form S-6 relating to the Fund was initially filed with the Securities and Exchange Commission (the “Commission”) on January 10, 2017. We received comments from the staff of the Commission in a letter dated February 8, 2017 from Anu Dubey requesting that we make certain changes to the Registration Statement. We have addressed those comments herein and the prospectus has been revised in accordance with the comments of the staff. The following are our responses to the staff’s comments:

Comment 1

The staff noted that the name of the Trust includes “50” and requested that the prospectus disclose that the Trust will hold at least 50 securities. The Sponsor has decided to change the Trust’s name to “Smart Trust, Morningstar Dividend Yield Select Trust”. The prospectus has been updated in accordance with this change.

Comment 2

The comment requests that disclosure of the Trust’s market capitalization policy (e.g. whether it invests in companies with companies with small market capitalizations) be added to the prospectus along with any corresponding risks of such investments to the Principal Risk Considerations section of the prospectus. No market capitalization policy was used in selecting the Trust’s portfolio. Disclosure has been added in accordance with the staff’s comment indicating that the Trust may invest in smaller market capitalization securities. If the final Trust portfolio includes a concentration in securities of small-cap companies, appropriate risk disclosures will be added to the Trust’s prospectus under “Principal Risk Considerations”.

Comment 3

The comment notes that the third sentence of the third paragraph under “Investment Summary—Principal Investment Strategy” states that the Index is comprised of “qualified income”

paying securities and requests that disclosure be added on the meaning of “qualified income”. Disclosure has been added in accordance with the staff’s comment.

Comment 4

The comment requests that the names of the relevant indices be used in the subheadings for the descriptions of the index methodology under “Investment Summary—Principal Investment Strategy”. The subheadings have been revised in accordance with the staff’s comment.

Comment 5

The comment requests that the first sentence under “Index Selection” be moved to the “Index Eligibility” section if it describes the process for selecting constituents of the US Market Index. The sentence has been moved in accordance with the staff’s comment.

Comment 6

The comment requests that the first sentence in the second paragraph under “Index Selection” be clarified to describe the order in which these criteria are applied. Inclusion in the Index requires that constituents meet each of the listed eligibility criteria without regard for order. Accordingly, the sentence has been revised for clarity.

Comment 7

The comment notes that the second sentence under “Constituent Weights” states that the maximum weight of an individual Morningstar sector is capped at 40% and requests that if the Trust concentrates in any particular sector, that the prospectus disclose that the Trust will be so concentrated and that the corresponding risks be added to the Principal Risk Considerations section of the prospectus. The Sponsor confirms that if the Trust concentrates in any particular sector, appropriate disclosures will be added in accordance with the staff’s comment.

In addition to addressing the staff’s comments, minor updates have been made to the prospectus to update descriptions to the Index methodology. We have been advised that the Sponsor would like to activate the Fund and have the Registration Statement declared effective on March 28, 2017, or as soon as possible thereafter. An appropriate amendment to the Registration Statement to reflect such deposit will be promptly filed with the Commission at that time, accompanied by the request of the Sponsor that the Registration Statement be made effective.

No notification of registration or registration statement under the Investment Company Act of 1940 is currently being submitted to the Commission, as the filings under the Investment Company Act of 1940 File No. 811-21429 for Smart Trust, Tax Free Bond Trust, et al. are intended to apply to this series of the Fund.

Inasmuch as the Fund is not yet operative, no filings have been required under any of the acts administered by the Commission. Therefore, for purposes of Securities Act Release No. 5196 there are no delinquencies to be reported or other references to be made to filings under the Securities Exchange Act of 1934.

If you have any questions, please do not hesitate to contact Scott R. Anderson at (312) 845-3834 or Matthew T. Wirig at (312) 845-3432.

Very truly yours,

/s/ CHAPMAN AND CUTLER LLP

        Chapman and Cutler LLP